Stock-Based Compensation - Time-Based Units (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				4 years
Vesting percentage						25.00%
Stock-based compensation expense	$ 1,813	$ 1,920	$ 17		$ 32	$ 199	$ 48
Unrecognized compensation expense						$ 5,900
Weighted-average vesting term						2 years
RENEO PHARMACEUTICALS INC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	989		$ 1,207	$ 2,067	$ 2,364	$ 5,112	$ 4,320
Unrecognized compensation expense	$ 4,400			$ 4,400
Weighted-average vesting term				1 year 9 months 18 days
RENEO PHARMACEUTICALS INC [Member] | Equity Incentive Plan 2021 [Member] | Time-Based Restricted Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period						4 years
Vesting rights, description				TSUs typically vest over four years, with 25% vesting on the one-year anniversary of the employee’s hire date and the remainder vesting monthly or quarterly over the following three years subject to the employee’s continued employment with the Company through the vesting dates.		TSUs typically vest over four years, with 25% vesting on the one-year anniversary of the employee’s hire date and the remainder vesting monthly or quarterly over the following three years subject to the employee’s continued employment with the Company through the vesting dates.
Unvested shares	5,700			5,700		5,700
Stock-based compensation expense		$ 0		$ 0
Unrecognized compensation expense	$ 300			$ 300		$ 300
Weighted-average vesting term				3 years 1 month 6 days		1 year 3 months 18 days
RENEO PHARMACEUTICALS INC [Member] | Equity Incentive Plan 2021 [Member] | Time-Based Restricted Units [Member] | 25% Vesting on One-year Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				1 year		1 year
Vesting percentage				25.00%		25.00%
RENEO PHARMACEUTICALS INC [Member] | Equity Incentive Plan 2021 [Member] | Time-Based Restricted Units [Member] | Remainder Vesting Monthly or Quarterly over Three Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years		3 years